Commitments and Contingencies - Summary of Financing for Longship-Seine River Vessels and Longships (Details)	3 Months Ended
Mar. 31, 2026 Vessel
Disclosure of commitments and contingencies [line items]
Number of Vessels	90
River Vessels
Disclosure of commitments and contingencies [line items]
Number of Vessels	16
River Vessels | Longship-Seine
Disclosure of commitments and contingencies [line items]
Number of Vessels	1
Expected Delivery	2026
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	6
Expected Delivery	2026
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	4
Expected Delivery	2027
River Vessels | Longship-Douro
Disclosure of commitments and contingencies [line items]
Number of Vessels	1
Expected Delivery	2027
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of Vessels	4
Expected Delivery	2028